RESTRUCTURING CHARGES - SCHEDULE OF MATCH GROUP RESTRUCTURING CHARGES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) location	Dec. 31, 2015 USD ($)
Restructuring Cost and Reserve
Number of locations prior to European consolidation | location	7
Number of locations after European consolidation | location	3
Restructuring Reserve
Charges incurred	$ 18,265
Cost of revenue
Restructuring Reserve
Charges incurred	10,117
Selling and marketing expense
Restructuring Reserve
Charges incurred	3,673
General and administrative expense
Restructuring Reserve
Charges incurred	2,526
Product development expense
Restructuring Reserve
Charges incurred	1,949
Match Group
Restructuring Reserve
Restructuring reserve accrual, beginning of period	3,577	$ 1,728
Charges incurred	4,921	16,767
Payments made	(7,248)	(14,918)
Restructuring reserve accrual, end of period	1,250	3,577
Match Group | Cost of revenue
Restructuring Reserve
Charges incurred	566	2,947
Match Group | Selling and marketing expense
Restructuring Reserve
Charges incurred	560	1,678
Match Group | General and administrative expense
Restructuring Reserve
Charges incurred	1,647	8,160
Match Group | Product development expense
Restructuring Reserve
Charges incurred	2,148	3,982
Severance | Match Group
Restructuring Reserve
Restructuring reserve accrual, beginning of period	3,013	795
Charges incurred	345	8,350
Payments made	(2,404)	(6,132)
Restructuring reserve accrual, end of period	954	3,013
Professional Fees & Other | Match Group
Restructuring Reserve
Restructuring reserve accrual, beginning of period	564	933
Charges incurred	4,576	8,417
Payments made	(4,844)	(8,786)
Restructuring reserve accrual, end of period	$ 296	$ 564